UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00732

SARATOGA INVESTMENT CORP.

(Exact Name Of Registrant As Specified In Charter)

535 Madison Avenue

New York, New York 10022

(Address of Principal Executive Offices) (Zip Code)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Saratoga Investment Corp. (the “Company”) to be redeemed:

7.25% Notes due 2025 (CUSIP: 80349A 604; NYSE: SAK) (the “Notes”).

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on July 14, 2022.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of May 10, 2013 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, as amended (the “Indenture”) and (ii) Section 1.01(h) of the Fourth Supplemental Indenture, dated as of June 24, 2020, between the Company and U.S. Bank Trust Company, National Association (as successor in interest for U.S. Bank National Association), as trustee (the “Fourth Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem, in whole, $43,125,000 in aggregate principal amount of the issued and outstanding Notes pursuant to the terms of the Base Indenture and the Fourth Supplemental Indenture.

SIGNATURES

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 14th day of June, 2022.

Saratoga Investment Corp.

By:	/s/ Henri J. Steenkamp
	Name:	Henri J. Steenkamp
	Title:	Chief Financial Officer, Treasurer, Chief Compliance Officer and Secretary